Liquidity (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Retained Earnings (Accumulated Deficit)		$ 5,729,976		$ 3,896,015
HCYC Group Company Limited [Member]
Retained Earnings (Accumulated Deficit)	$ 1,656,956		$ 864,073
Working capital deficit	$ 825,582